Relationship with parent and related parties - Additional information (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 12, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Distribution in an aggregate amount	$ 175.0
Term Loan [Member] | Two Thousand Twenty Three Credit Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from term loan	150.0
Yuma, Inc. [Member]
Related Party Transaction [Line Items]
Distribution in an aggregate amount	153.3
TPG Rise [Member]
Related Party Transaction [Line Items]
Distribution in an aggregate amount	$ 21.7
Flex Ltd [Member]
Related Party Transaction [Line Items]
General corporate expenses		$ 5.2	$ 13.0	$ 13.3
Selling, general and administrative expenses		3.4	9.9	10.0
Cost of sales		1.8	3.1	3.3
Related party transaction purchases from related party		67.1	47.7	60.3
Due to related parties		$ 37.5	$ 36.5	$ 24.4